OTHER LONG TERM ASSETS	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER LONG TERM ASSETS	OTHER LONG TERM ASSETS
Other long term assets comprise the following items:

(in thousands of $)	2021	2020
Capital improvements in progress	591	10,099
Collateral deposits on swap agreements	10,368	398
Value of acquired charter-out contracts, net	7,607	10,503
Other	566	961
Total other long-term assets	19,132	21,961

Capital improvements in progress comprises of advances paid and costs incurred in respect of vessel upgrades in relation to EGCS and BWTS on three vessels (2020: 11 vessels). This is recorded in other long term assets until such time as the equipment is installed on a vessel, at which point it is transferred to "Vessels and equipment, net" or "Investment in sales-type leases and direct financing leases". In the year ended December 31, 2021, the Company transferred costs of $14.4 million in respect of 10 vessels (2020: $52.7 million in respect of 16 vessels) to "Vessels and equipment, net".

During 2019, the Company agreed to fund EGCS installations on three 10,600 TEU container vessels. The installation of EGCS was completed in the year ended December 31, 2020 and costs of $22.9 million in respect of these vessels were transferred to 'Vessels under finance lease, net'.

During 2018, the Company purchased four container vessels, Thalassa Mana, Thalassa Tyhi, Thalassa Doxa and Thalassa Axia with pre-existing time charters to Evergreen. A value of $18.0 million was assigned to these charters in 2018. In the year ended December 31, 2021 the amortization charged to time charter revenue was $2.9 million (2020: $2.9 million; 2019: $2.9 million).

Other long term assets previously included $1.9 million in receivables relate to loan notes due from third parties arising from the early termination of charters. Following the adoption of ASU 2016-13 from January 1, 2020, the Company recognized a credit loss provision totaling $1.9 million against this long term receivables balance thereby resulting in a net balance of $0.0 million as of December 31, 2020. There was no movement to the foregoing during the year ended December 31, 2021.
Collateral deposits exist on our interest rate, cross currency interest rate and cross currency swaps. Further amounts may be called upon during the term of the swaps if interest rates or currency rates move adversely.